UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1728

Nicholas Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2005

Date of reporting period: 09/30/2004

Item 1. Report to Stockholders.

Financial Highlights
For a share outstanding throughout each period
----------------------------------------------------------------------------------------------------------
                                             Six Months                  Year Ended March 31,
                                          Ended 09/30/2004  ----------------------------------------------
                                            (unaudited)       2004     2003      2002      2001      2000
                                          ----------------   ------   ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD.....     $56.14         $40.37   $53.74    $54.11    $84.56    $85.20
     INCOME (LOSS) FROM
      INVESTMENT OPERATIONS
     Net investment income...............        .04            .09      .18       .12       .20       .39
     Net gain (loss) on securities
      (realized and unrealized)..........       (.59)         15.77   (13.39)     (.26)   (11.21)     5.22
                                              ------         ------   ------    ------    ------    ------
          Total from investment
           operations...................        (.55)         15.86   (13.21)     (.14)   (11.01)     5.61
                                              ------         ------   ------    ------    ------    ------
     LESS DISTRIBUTIONS
     From net investment income..........       (.02)          (.09)    (.16)     (.23)     (.19)     (.31)
     From net capital gain...............         --             --       --        --    (19.25)    (5.94)
                                              ------         ------   ------    ------    ------    ------
          Total distributions............       (.02)          (.09)    (.16)     (.23)   (19.44)    (6.25)
                                              ------         ------   ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD...........     $55.57         $56.14   $40.37    $53.74    $54.11    $84.56
                                              ------         ------   ------    ------    ------    ------
                                              ------         ------   ------    ------    ------    ------
TOTAL RETURN.............................     (.98)%*        39.31% (24.60)%    (.25)%  (16.74)%     6.75%
SUPPLEMENTAL DATA:
Net assets, end of period (millions).....   $2,348.7       $2,470.8 $1,985.2  $2,995.3  $3,475.0  $4,900.9
Ratio of expenses to average net assets..       .73%**         .73%     .75%      .73%      .72%      .73%
Ratio of net investment income
 to average net assets...................       .15%**         .17%     .38%      .22%      .30%      .46%
Portfolio turnover rate..................     17.20%**       18.18%   33.36%    39.48%    40.64%    39.72%

 * Not annualized.
** Annualized.

                  The accompanying notes to financial statements are an integral part of these highlights.

-------------------------------------------------------------------------------
Top Ten Portfolio Holdings
September 30, 2004 (unaudited)
-------------------------------------------------------------------------------
                                                                   Percentage
     Name                                                        of Net Assets
     ----                                                        -------------
     Berkshire Hathaway Inc. - Class A .........................     5.79%
     Marshall & Ilsley Corporation .............................     3.52%
     Affiliated Managers Group, Inc. ...........................     3.50%
     Renal Care Group, Inc. ....................................     2.88%
     Kinder Morgan Management, LLC .............................     2.79%
     Fisher Scientific International Inc. ......................     2.57%
     Cardinal Health, Inc. .....................................     2.44%
     Mercury General Corporation ...............................     2.43%
     Protective Life Corporation ...............................     2.43%
     W.R. Berkley Corporation ..................................     2.40%
                                                                    ------
     Total of top ten ..........................................    30.75%
                                                                    ------
                                                                    ------

-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
September 30, 2004 (unaudited)
-------------------------------------------------------------------------------
        PIE CHART PLOT POINTS
        Consumer Discretionary ....................................    15.88%
        Consumer Staples ..........................................     8.35%
        Energy ....................................................     5.86%
        Financials ................................................    28.10%
        Health Care ...............................................    27.68%
        Industrials ...............................................     7.96%
        Information Technology ....................................     1.78%
        Materials .................................................     0.00%
        Telecommunication Services ................................     0.00%
        Utilities .................................................     0.00%
        Short-Term Investments ....................................     4.39%

----------------------------------------------------------------------------------------------------------------------
Fund Expenses (unaudited)
----------------------------------------------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the report period and held for the entire report period.
The first line of the table provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                      03/31/04          09/30/04
        --------------------------------------------------------------
        Actual         $1,000            $  990                $3.64
        Hypothetical    1,000             1,043                 3.74
        * Expenses are equal to the Fund's annualized expense ratio 0.73%, multiplied by the average account value over the period, multiplied by 183/365.

Schedule of Investments
September 30, 2004 (unaudited)
-------------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                                        Value
-----------                                               ---------------
COMMON STOCKS - 94.76%
             Consumer Discretionary-
              Consumer Durables & Apparel - 0.18%
   150,000   Yankee Candle Company, Inc. (The) *           $    4,344,000
                                                           --------------
             Consumer Discretionary-
              Hotels, Restaurants & Leisure - 2.89%
   650,000   Outback Steakhouse, Inc.                          26,994,500
   350,000   Panera Bread Company *                            13,139,000
   680,000   Yum! Brands, Inc.                                 27,648,800
                                                           --------------
                                                               67,782,300
                                                           --------------
             Consumer Discretionary-Media - 3.85%
   237,600   Clear Channel Communications, Inc.                 7,405,992
 3,025,484   DIRECTV Group, Inc. (The) *                       53,218,264
 3,426,824   Liberty Media Corporation - Class A *             29,881,905
                                                           --------------
                                                               90,506,161
                                                           --------------
             Consumer Discretionary-Retail - 8.94%
   500,000   Autozone, Inc. *                                  38,625,000
 1,250,000   Home Depot, Inc. (The)                            49,000,000
 1,251,000   IAC/InterActiveCorp *                             27,547,020
 1,150,000   O'Reilly Automotive, Inc. *                       44,033,500
 2,300,000   TJX Companies, Inc. (The)                         50,692,000
                                                           --------------
                                                              209,897,520
                                                           --------------
             Consumer Staples-Food,
              Beverage & Tobacco - 2.19%
 1,350,000   Constellation Brands, Inc. - Class A *            51,381,000
                                                           --------------
             Consumer Staples-
              Food & Staple Retail - 4.07%
 1,265,000   CVS Corporation                                   53,294,450
 1,180,000   Walgreen Co.                                      42,279,400
                                                           --------------
                                                               95,573,850
                                                           --------------
             Consumer Staples-Household &
              Personal Products - 2.09%
 1,129,100   Alberto-Culver Company                            49,093,268
                                                           --------------
             Energy - 5.10%
   550,000   ChevronTexaco Corporation                         29,502,000
 1,700,000   El Paso Corporation                               15,623,000
   200,000   EnCana Corporation                                 9,260,000
 1,577,501   Kinder Morgan Management, LLC *                   65,497,821
                                                           --------------
                                                              119,882,821
                                                           --------------
             Financials-Banks - 7.57%
   700,000   Bank Mutual Corporation                            8,400,000
 1,083,218   Fifth Third Bancorp                               53,315,990
 2,054,126   Marshall & Ilsley Corporation                     82,781,277
   852,000   Washington Mutual, Inc.                           33,296,160
                                                           --------------
                                                              177,793,427
                                                           --------------
             Financials-Diversified - 5.58%
 1,536,000   Affiliated Managers Group, Inc. * +               82,237,440
   950,000   American Express Company                          48,887,000
                                                           --------------
                                                              131,124,440
                                                           --------------
             Financials-Insurance - 14.92%
     1,569   Berkshire Hathaway Inc. - Class A *              135,953,850
 1,077,700   Mercury General Corporation                       56,999,553
 1,449,900   Protective Life Corporation                       56,995,569
 1,335,250   W.R. Berkley Corporation                          56,294,140
   420,000   WellPoint Health Networks Inc. *                  44,137,800
                                                           --------------
                                                              350,380,912
                                                           --------------
             Health Care-Equipment - 6.51%
   450,000   Boston Scientific Corporation *                   17,878,500
   550,000   DENTSPLY International Inc.                       28,567,000
 1,035,344   Fisher Scientific International Inc. *            60,391,616
   886,196   Medtronic, Inc.                                   45,993,572
                                                           --------------
                                                              152,830,688
                                                           --------------
             Health Care-Pharmaceuticals &
              Biotechnology - 7.79%
   547,200   Abbott Laboratories                               23,179,392
   900,000   Bristol-Myers Squibb Company                      21,303,000
   425,000   Eli Lilly and Company                             25,521,250
 1,320,000   Pfizer Inc.                                       40,392,000
 1,850,000   Schering-Plough Corporation                       35,261,000
 1,000,000   Wyeth                                             37,400,000
                                                           --------------
                                                              183,056,642
                                                           --------------
             Health Care-Services - 13.35%
 1,196,700   Baxter International Inc.                         38,485,872
 1,311,087   Cardinal Health, Inc.                             57,386,278
 1,560,000   DaVita, Inc. *                                    48,594,000
 2,472,037   Health Management Associates, Inc.                50,503,716
 2,100,000   Renal Care Group, Inc. *                          67,683,000
 1,170,000   Universal Health Services, Inc. - Class B         50,895,000
                                                           --------------
                                                              313,547,866
                                                           --------------
             Industrials-Capital Goods - 3.22%
   330,000   General Dynamics Corporation                      33,693,000
 1,200,000   Pentair, Inc.                                     41,892,000
                                                           --------------
                                                               75,585,000
                                                           --------------
             Industrials-Commercial
              Services & Supplies - 4.73%
 1,550,000   Cendant Corporation                               33,480,000
   100,000   ChoicePoint Inc. *                                 4,265,000
   850,000   H&R Block, Inc.                                   42,007,000
   705,000   Manpower Inc.                                     31,365,450
                                                           --------------
                                                              111,117,450
                                                           --------------
             Information Technology-
              Software & Services - 1.78%
   750,000   Affiliated Computer Services, Inc. *              41,752,500
                                                           --------------
                  TOTAL COMMON STOCKS
                   (cost $1,330,025,838)                    2,225,649,845
                                                           --------------
INVESTMENT COMPANY - 0.75%
             Energy - 0.75%
   700,000   Kayne Anderson MLP Investment Company
              (cost $17,500,000)                               17,710,000
                                                           --------------
SHORT-TERM INVESTMENTS - 4.39%
             Commercial Paper - 4.17%
$3,000,000   Fiserv, Inc.
              10/01/04, 1.70%                                   3,000,000
 1,750,000   General Electric Capital Corporation
              10/01/04, 1.51%                                   1,750,000
 3,000,000   Prudential Financial, Inc.
              10/04/04, 1.54%                                   2,999,615
 2,000,000   John Deere Capital Corporation
              10/05/04, 1.59%                                   1,999,647
 3,000,000   Fiserv, Inc.
              10/06/04, 1.70%                                   2,999,292
 2,000,000   Fiserv, Inc.
              10/07/04, 1.70%                                   1,999,433
 2,000,000   General Mills, Inc.
              10/07/04, 1.65%                                   1,999,450
 3,500,000   Fiserv, Inc.
              10/08/04, 1.70%                                   3,498,843
 2,500,000   John Deere Capital Corporation
              10/08/04, 1.59%                                   2,499,227
 3,000,000   Household Finance Corporation
              10/12/04, 1.54%                                   2,998,588
 1,500,000   Sears Roebuck Acceptance Corporation
              10/13/04, 1.80%                                   1,499,100
 2,000,000   General Motors Acceptance Corporation
              10/14/04, 1.72%                                   1,998,758
 2,000,000   General Electric Capital Services
              Corporation
              10/15/04, 1.54%                                   1,998,803
 3,500,000   Time Warner Cable, Inc.
              10/18/04, 1.78%                                   3,497,058
 2,000,000   Fiserv, Inc.
              10/21/04, 1.75%                                   1,998,056
 2,000,000   Boston Scientific Corporation
              10/22/04, 1.65%                                   1,998,075
 3,000,000   Boston Scientific Corporation
              10/25/04, 1.71%                                   2,996,580
 3,000,000   Boston Scientific Corporation
              10/26/04, 1.69%                                   2,996,479
 1,750,000   Fiserv, Inc.
              10/27/04, 1.75%                                   1,747,788
 2,000,000   General Motors Acceptance Corporation
              10/27/04, 1.86%                                   1,997,313
 1,700,000   Fiserv, Inc.
              10/28/04, 1.85%                                   1,697,641
 2,000,000   General Electric Capital Corporation
              10/28/04, 1.60%                                   1,997,600
 5,000,000   John Deere Capital Corporation
              10/29/04, 1.69%                                   4,993,428
 3,000,000   Toyota Motor Credit Corporation
              11/01/04, 1.61%                                   2,995,841
 3,750,000   John Deere Capital Corporation
              11/05/04, 1.76%                                   3,743,583
 4,000,000   Toyota Credit de Puerto Rico Corporation
              11/08/04, 1.64%                                   3,993,076
 1,000,000   Fiserv, Inc.
              11/09/04, 1.90%                                     997,942
 4,000,000   Kraft Foods, Inc.
              11/10/04, 1.78%                                   3,992,089
 4,000,000   Prudential Financial, Inc.
              11/12/04, 1.79%                                   3,991,647
 3,500,000   General Electric Capital Corporation
              11/15/04, 1.65%                                   3,492,781
 4,000,000   Kraft Foods, Inc.
              11/17/04, 1.78%                                   3,990,705
 2,000,000   Household Finance Corporation
              11/22/04, 1.82%                                   1,994,742
 5,000,000   Boston Scientific Corporation
              11/23/04, 1.78%                                   4,986,897
 3,000,000   Kraft Foods, Inc.
              11/23/04, 1.78%                                   2,992,138
 3,500,000   General Electric Capital Corporation
              11/29/04, 1.73%                                   3,490,076
                                                           --------------
                                                               97,822,291
                                                           --------------
             Variable Rate Demand Note - 0.22%
 5,208,154   U.S. Bank N.A.
              10/01/04, 1.59%                                   5,208,154
                                                           --------------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $103,030,445)                        103,030,445
                                                           --------------
                  TOTAL INVESTMENTS
                   (cost $1,450,556,283) - 99.90%           2,346,390,290
                                                           --------------
             OTHER ASSETS,
              NET OF LIABILITIES - 0.10%                        2,322,072
                                                           --------------
                  TOTAL NET ASSETS
                   (Basis of percentages
                   disclosed above) - 100%                 $2,348,712,362
                                                           --------------
                                                           --------------
+ This company is affiliated with the Fund as defined in Section 2(a)(3) of the
Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities. (Note 4)
* Non-income producing security.
The accompanying notes to financial statements are an integral part of this schedule.
Statement of Assets and Liabilities
September 30, 2004 (unaudited)
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value -
         Nonaffiliated issuers (cost $1,396,809,707) -
          see accompanying schedule of investments ............ $2,264,152,850
         Affiliated issuers (cost $53,746,576) -
          see accompnaying schedule of investments (Note 4) ...     82,237,440
                                                                --------------
              Total investments ...............................  2,346,390,290
                                                                --------------
    Receivables -
         Investment securities sold ...........................      4,311,114
         Dividend and interest ................................      1,126,453
                                                                --------------
              Total receivables ...............................      5,437,567
                                                                --------------
    Other .....................................................         28,973
                                                                --------------
              Total assets ....................................  2,351,856,830
                                                                --------------
LIABILITIES
    Payables -
         Investment securities purchased ......................      1,523,445
         Management fee .......................................      1,256,155
         Other payables and accrued expense ...................        364,868
                                                                --------------
              Total liabilities ...............................      3,144,468
                                                                --------------
              Total net assets ................................ $2,348,712,362
                                                                --------------
                                                                --------------
NET ASSETS CONSIST OF
    Paid in capital ........................................... $1,436,216,950
    Net unrealized appreciation on investments ................    895,834,007
    Accumulated undistributed
     net realized gain on investments .........................     15,285,828
    Accumulated undistributed net investment income ...........      1,375,577
                                                                  ------------
              Total net assets ................................ $2,348,712,362
                                                                --------------
                                                                --------------
NET ASSET VALUE PER SHARE ($.50 par value,
 200,000,000 shares authorized),
 offering price and redemption price
 ($2,348,712,362 / 42,267,707 shares outstanding) .............         $55.57
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.
Statement of Operations
For the six months ended September 30, 2004 (unaudited)
-------------------------------------------------------------------------------
INCOME
    Dividend ..................................................   $  9,832,699
    Interest ..................................................        721,405
                                                                  ------------
         Total income .........................................     10,554,104
                                                                  ------------
EXPENSES
    Management fee ............................................      7,840,546
    Transfer agent fees .......................................        593,742
    Postage and mailing .......................................        139,988
    Custodian fees ............................................         59,608
    Printing ..................................................         38,595
    Insurance .................................................         37,518
    Registration fees .........................................         23,492
    Legal fees ................................................         13,326
    Audit and tax fees ........................................         12,000
    Directors' fees ...........................................          5,000
    Accounting system and pricing service fees ................          4,549
    Other operating expenses ..................................          8,458
                                                                  ------------
         Total expenses .......................................      8,776,822
                                                                  ------------
         Net investment income ................................      1,777,282
                                                                  ------------
NET REALIZED GAIN ON INVESTMENTS ..............................     34,311,863
                                                                  ------------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS ..........    (60,212,553)
                                                                  ------------
    Net realized and unrealized loss on investments ...........    (25,900,690)
                                                                  ------------
    Net decrease in net assets resulting from operations ......   $(24,123,408)
                                                                  ------------
                                                                  ------------
The accompanying notes to financial statements are an integral part of this statement.
Statements of Changes in Net Assets
For the six months ended September 30, 2004 (unaudited) and the year ended
March 31, 2004
-------------------------------------------------------------------------------
                                              Six Months
                                             Ended 09/30/04          2004
                                             --------------     --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income .................. $    1,777,282     $    3,899,628
    Net realized gain
     on investments ........................     34,311,863         84,786,641
    Change in net unrealized
     appreciation on investments ...........    (60,212,553)       657,684,626
                                             --------------     --------------
         Net increase (decrease) in
          net assets resulting from
          operations .......................    (24,123,408)       746,370,895
                                             --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............       (975,762)        (4,170,476)
                                             --------------     --------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (285,676 and 1,105,325
     shares, respectively) .................     15,904,606         54,832,132
    Reinvestment of distributions
     (15,611 and 73,406
     shares, respectively) .................        884,365          3,784,110
    Cost of shares redeemed
     (2,047,889 and 6,340,844
     shares, respectively) .................   (113,756,727)      (315,244,116)
                                             --------------     --------------
         Decrease in net assets
          derived from capital share
          transactions .....................    (96,967,756)      (256,627,874)
                                             --------------     --------------
         Total increase (decrease) in
          net assets .......................   (122,066,926)       485,572,545
                                             --------------     --------------
NET ASSETS
    Beginning of period ....................  2,470,779,288      1,985,206,743
                                             --------------     --------------
    End of period (including accumulated
     undistributed net investment income
     of $1,375,577 and $574,057,
     respectively) ......................... $2,348,712,362     $2,470,779,288
                                             --------------     --------------
                                             --------------     --------------

The accompanying notes to financial statements are an integral part of these statements.
Notes to Financial Statements
September 30, 2004 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or in the abscence of any sale on that day, the closing bid price.  For valuating securities traded on the
         NASDAQ market, the Fund uses the NASDAQ Official Closing Price.  Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions are recorded no later than the first business day after the trade date.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
         As of September 30, 2004, the Fund has no capital loss carryforward.
         For the period ended September 30, 2004, the Fund had a tax deferral of wash loss sales of approximately $982,000.
    (e)  Distributions from net investment income are generally declared and paid semiannually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain
         (loss) on investments and accumulated undistributed net investment income.  Accordingly, at September 30, 2004, no reclassifications were recorded.
         The tax character of distributions paid during the six months ended
         September 30, 2004 and the year ended March 31, 2004 were as follows:
                                            09/30/2004        03/31/2004
                                            ----------        ----------
              Distributions paid from:
              Ordinary income ............   $975,762         $4,170,476
                                             --------         ----------
                                             --------         ----------
         As of September 30, 2004, investment cost for federal tax purposes was
         $1,451,538,623 and the tax basis components of net assets were as follows:
              Unrealized appreciation ...................... $  931,988,936
              Unrealized depreciation ......................    (37,137,269)
                                                             --------------
              Net unrealized appreciation ..................    894,851,667
                                                             --------------
              Undistributed ordinary income ................      1,375,577
              Accumulated undistributed net realized
               capital gain ................................     16,268,168
              Paid in capital ..............................  1,436,216,950
                                                             --------------
              Net assets ................................... $2,348,712,362
                                                             --------------
                                                             --------------
         The differences between book-basis and tax-basis unrealized appreciation (depreciation), undistributed ordinary income and accumulated undistributed realized capital gain are attributable primarily to the tax deferral of losses from wash sales.
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million and .65% of the average net asset value in excess of $50 million.  Also, the Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the period ended September 30, 2004.
(3) Investment Transactions --
    For the period ended September 30, 2004, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $197,498,886 and $280,002,671, respectively.
(4) Transactions with Affiliates -
    As of September 30, 2004, Affiliated Managers Group, Inc. was the only
    "affiliated company" as defined by the Investment Company Act of 1940.
    There were no purchases or sales of the security during the period.  The security was non-dividend producing.

Historical Record (unaudited)
--------------------------------------------------------------------------------------------------
                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio **     Investment ***
                        -----------  --------------  -------------  --------------  --------------
July, 14 1969 * ........  $ 6.59        $  --          $   --             --           $ 10,000
March 31, 1985 .........   29.24         0.6420          1.5760          13.2 times      69,858
March 31, 1986 .........   35.26         0.5750          0.6100          15.8            87,699
March 31, 1987 .........   39.94         0.8820          0.1870          16.3           102,387
March 31, 1988 .........   32.15         1.8400          4.0340          14.1            98,557
March 31, 1989 .........   35.27         1.0250          0.4510          13.2           113,155
March 31, 1990 .........   37.72         0.9240          1.0540          14.9           127,360
March 31, 1991 .........   42.99         0.7900          0.2250          16.9           149,180
March 31, 1992 .........   49.68         0.6790          0.8240          19.4           178,011
March 31, 1993 .........   52.91         0.6790          2.0420          18.5           200,098
March 31, 1994 .........   51.10         0.8175          1.0470          16.7           200,182
March 31, 1995 .........   52.22         0.7070          3.3170          17.2           221,970
March 31, 1996 .........   63.81         0.5650          4.0945          21.0           293,836
March 31, 1997 .........   67.11         0.4179          5.3166          21.7           336,973
March 31, 1998 .........   93.98         0.3616          5.8002          30.0           508,762
March 31, 1999 .........   85.20         0.5880          8.2716          31.7           509,446
March 31, 2000 .........   84.56         0.3114          5.9433          37.3           543,813
March 31, 2001 .........   54.11         0.1900         19.2500          26.6           452,780
March 31, 2002 .........   53.74         0.2360            --            23.8           451,627
March 31, 2003 .........   40.37         0.1585            --            16.4           340,547
March 31, 2004 .........   56.14         0.0905            --            19.4           474,406
September 30, 2004 .....   55.57         0.0225(a)         --            18.5           469,776
  * Date of Initial Public Offering.
 ** Based on latest 12 months accomplished earnings.
*** Assuming reinvestment of all distributions.

(a) Paid $0.0225 on June 9, 2004 to shareholders of record on June 8, 2004.
Range in quarter end price/earnings ratios since December 31, 1974
               High                     Low
       --------------------      -------------------
       March 31, 2000  37.3      March 31, 1982  8.3

INFORMATION ON PROXY VOTING
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-227-5987 (toll-free) or 414-272-6133.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the period from July 1, 2003 to June 30, 2004 is also available on the Fund's website, www.nicholasfunds.com, and the SEC's website, www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE
------------------------------------------------------------------------------
The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q beginning December 31,
2004.  The Fund's Form N-Q's will be available on the SEC's website at
www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
AUTOMATIC INVESTMENT PLAN - AN UPDATE (unaudited)
-------------------------------------------------------------------------------
The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.
Dollar cost averaging involves making equal systematic investments over an extended time period.  A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high.  The automatic investment plan is an excellent way for you to become a disciplined investor.
The following table illustrates what dollar cost averaging can achieve.  Please note that past performance is no guarantee of future results.  Nicholas Company recommends dollar cost averaging as a practical investment method.  It should be consistently applied for long periods so that investments are made through several market cycles.  The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.
                                                              Nicholas Fund
                                                           -------------------
    $1,000 initial investment on .......................  07/14/69* 09/30/94
    Number of years investing $100 each month following
     the date of initial investment ....................      32.7        10
    Total cash invested ................................   $43,300   $13,000
    Total dividends and capital gains distributions
     reinvested ........................................  $371,016   $ 6,315
    Total full shares owned at 09/30/04 ................    12,763       304
    Total market value at 09/30/04 .....................  $709,279   $16,937
The results above assume purchase on the last day of the month.  The Nicholas Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor).  Total market value includes reinvestment of all distributions.
*Date of Initial Public Offering.
Nicholas Family of Funds
Services Offered
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Self-employed Master Retirement Plan
      * Profit Sharing   * Money Purchase
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (1-800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds (1-800-227-5987).
                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

           THOMAS J. SAEGER, Executive Vice President and Secretary

                   DAVID O. NICHOLAS, Senior Vice President

                    LYNN S. NICHOLAS, Senior Vice President

 JEFFREY T. MAY, Senior Vice President, Treasurer and Chief Compliance Officer

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-272-6133 or 800-227-5987

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                 Independent Registered Public Accounting Firm
                               ERNST & YOUNG LLP
                               Chicago, Illinois

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                              NICHOLAS FUND, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds. com
September 30, 2004

Item 2. Code of Ethics.

 Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Applicable only for annual reports covering periods ending on or after the earlier of (i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: November 24, 2004

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: November 24, 2004